GUIDESTONE FUNDS
Supplement dated May 9, 2023
to
Prospectus dated May 1, 2023
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  SUB-ADVISER CHANGES FOR THE STRATEGIC ALTERNATIVES FUND
Effective on or about May 9, 2023, Westwood Management Corp. (“Westwood”) will no longer serve as a sub-adviser to the Strategic Alternatives Fund (“Fund”), and Broadmark Asset Management LLC (“Broadmark”) will no longer serve as a sub-subadviser to the Fund. Upon effectiveness, all references to Westwood and Broadmark are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
i

GUIDESTONE FUNDS
Supplement dated May 9, 2023
to
Statement of Additional Information (“SAI”) dated May 1, 2023
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  SUB-ADVISER CHANGES FOR THE STRATEGIC ALTERNATIVES FUND
Effective on or about May 9, 2023, Westwood Management Corp. (“Westwood”) will no longer serve as a sub-adviser to the Strategic Alternatives Fund (“Fund”), and Broadmark Asset Management LLC (“Broadmark”) will no longer serve as a sub-subadviser to the Fund. Upon effectiveness, all references to Westwood and Broadmark are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
i